Risk management (Details 3) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Equity investments		$ 8,402	$ 0
Loans at amortized cost	[1]	5,419,379	5,907,494
Total	[2]	488,003	403,035
Liabilities
Deposits		2,928,844	2,802,852
3 to 6 months [member]
Liabilities
Deposits		411,159	336,627
6 months to 1 year [member]
Liabilities
Deposits		571,500	436,884
More than 5 years [member]
Assets
Total		578	578
Interest Rate Risk [Member]
Assets
Investments securities		85,667
Equity investments		8,402
Time deposit			125,000
Securities and other financial assets			102,319
Loans at amortized cost		5,505,658	6,020,731
Total		5,599,727	6,248,050
Liabilities
Deposits		2,846,780	2,675,838
Short and long term borrowings and debt, net		2,211,567	3,246,813
Total		5,058,347	5,922,651
Total interest rate sensibility		541,380	325,399
Interest Rate Risk [Member] | Up to 3 months [member]
Assets
Investments securities		700
Equity investments		0
Time deposit			125,000
Securities and other financial assets			9,025
Loans at amortized cost		4,067,639	4,350,913
Total		4,068,339	4,484,938
Liabilities
Deposits		2,242,220	2,179,399
Short and long term borrowings and debt, net		1,585,145	2,168,964
Total		3,827,365	4,348,363
Total interest rate sensibility		240,974	136,575
Interest Rate Risk [Member] | 3 to 6 months [member]
Assets
Investments securities		279
Equity investments		0
Time deposit			0
Securities and other financial assets			3,000
Loans at amortized cost		952,542	1,445,290
Total		952,821	1,448,290
Liabilities
Deposits		305,415	173,288
Short and long term borrowings and debt, net		2,538	402,643
Total		307,953	575,931
Total interest rate sensibility		644,868	872,359
Interest Rate Risk [Member] | 6 months to 1 year [member]
Assets
Investments securities		7,000
Equity investments		0
Time deposit			0
Securities and other financial assets			0
Loans at amortized cost		301,334	140,609
Total		308,334	140,609
Liabilities
Deposits		197,060	275,631
Short and long term borrowings and debt, net		85,232	133,190
Total		282,292	408,821
Total interest rate sensibility		26,042	(268,212)
Interest Rate Risk [Member] | 1 to 5 years [member]
Assets
Investments securities		77,688
Equity investments		0
Time deposit			0
Securities and other financial assets			72,094
Loans at amortized cost		173,550	83,919
Total		251,238	156,013
Liabilities
Deposits		102,085	47,520
Short and long term borrowings and debt, net		482,814	495,883
Total		584,899	543,403
Total interest rate sensibility		(333,661)	(387,390)
Interest Rate Risk [Member] | More than 5 years [member]
Assets
Investments securities		0
Equity investments		8,402
Time deposit			0
Securities and other financial assets			18,200
Loans at amortized cost		10,593	0
Total		18,995	18,200
Liabilities
Deposits		0	0
Short and long term borrowings and debt, net		55,838	46,133
Total		55,838	46,133
Total interest rate sensibility		$ (36,843)	$ (27,933)

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.